Annual Operating Expenses {- Equity-Income Portfolio} - 02.28 VIP Equity-Income Portfolio Initial, Service, Service 2 PRO-10 - Equity-Income Portfolio	Apr. 30, 2022
VIP Equity-Income Portfolio-Initial VIP
Operating Expenses:
Management fee	0.42%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.51%
VIP Equity-Income Portfolio-Service VIP
Operating Expenses:
Management fee	0.42%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.09%
Total annual operating expenses	0.61%
VIP Equity-Income Portfolio-Service 2 VIP
Operating Expenses:
Management fee	0.42%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.09%
Total annual operating expenses	0.76%